Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement-Related Benefits
Summary of total retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2018	2017	2016	2018	2017	2016	2018	2017	2016
Defined benefit pension plans	$542	$237	$(334)	$1,284	$1,315	$1,039	$1,827	$1,552	$705
Retention Plan	17	16	17	—	—	—	17	16	17

Total defined benefit pension plans (income)/cost	$559	$253	$(317)	$1,284	$1,315	$1,039	$1,843	$1,568	$722

IBM 401(k) Plus Plan and non-U.S. plans	$588	$616	$626	$412	$404	$420	$1,000	$1,020	$1,046
Excess 401(k)	24	26	24	—	—	—	24	26	24

Total defined contribution plans cost	$612	$643	$650	$412	$404	$420	$1,024	$1,046	$1,070

Nonpension postretirement benefit plans cost	$147	$180	$195	$51	$62	$16	$198	$242	$211

Total retirement-related benefits net periodic cost	$1,319	$1,076	$527	$1,747	$1,781	$1,475	$3,066	$2,857	$2,003

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status

($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2018	2017	2018	2017	2018	2017
U.S. Plans
Overfunded plans
Qualified PPP	$46,145	$50,602	$48,213	$52,694	$2,069	$2,092
Underfunded plans
Excess PPP	$1,395	$1,532	$—	$—	$(1,395)	$(1,532)
Retention Plan	273	310	—	—	(273)	(310)
Nonpension postretirement benefit plan	3,912	4,184	29	18	(3,882)	(4,165)

Total underfunded U.S. plans	$5,579	$6,026	$29	$18	$(5,550)	$(6,007)

Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans**	$17,379	$19,537	$19,975	$22,088	$2,597	$2,551
Nonpension postretirement benefit plans	0	0	0	0	0	0

Total overfunded non-U.S. plans	$17,379	$19,537	$19,975	$22,088	$2,597	$2,551

Underfunded plans
Qualified defined benefit pension plans**	$22,139	$23,046	$16,783	$18,711	$(5,356)	$(4,336)
Nonqualified defined benefit pension plans	6,252	6,527	—	—	(6,252)	(6,527)
Nonpension postretirement benefit plans	704	732	65	70	(640)	(663)

Total underfunded non-U.S. plans	$29,095	$30,306	$16,848	$18,780	$(12,248)	$(11,526)

Total overfunded plans	$63,524	$70,139	$68,190	$74,782	$4,666	$4,643

Total underfunded plans	$34,675	$36,332	$16,877	$18,799	$(17,798)	$(17,533)

*Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

** Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. non-qualified plans are unfunded.

Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2018	2017	2016	2018	2017	2016
Service cost	$—	$—	$—	$413	$410	$420
Interest cost (1)	1,719	1,913	2,048	830	837	1,035
Expected return on plan assets (1)	(2,701)	(3,014)	(3,689)	(1,342)	(1,325)	(1,867)
Amortization of transition assets (1)	—	—	—	0	0	0
Amortization of prior service costs/(credits) (1)	16	16	10	(83)	(97)	(106)
Recognized actuarial losses (1)	1,525	1,337	1,314	1,401	1,507	1,408
Curtailments and settlements (1)	—	—	—	11	19	22
Multi-employer plans	—	—	—	38	40	43
Other costs/(credits)*	—	—	—	16	(76)	84

Total net periodic (income)/cost	$559	$253	$(317)	$1,284	$1,315	$1,039

($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2018	2017	2016	2018	2017	2016
Service cost	$13	$14	$17	$5	$6	$5
Interest cost (1)	132	154	165	45	57	51
Expected return on plan assets (1)	0	0	0	(6)	(7)	(6)
Amortization of transition assets (1)	—	—	—	0	0	0
Amortization of prior service costs/(credits) (1)	(7)	(7)	(7)	0	0	(5)
Recognized actuarial losses (1)	10	20	20	6	7	9
Curtailments and settlements (1)	—	—	—	0	0	(38)

Total net periodic cost	$147	$180	$195	$51	$62	$16

(1)	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Statement of Earnings.
*	The non-U.S. plans amounts include a gain of $91 million in 2017 related to the IBM UK litigation and retirement-related charge of $56 million related to the IBM Spain pension litigation for 2016.

Changes in benefit obligations

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation at January 1	$52,444	$52,218	$49,111	$44,981	$4,184	$4,470	$732	$692
Service cost	—	—	413	410	13	14	5	6
Interest cost	1,719	1,913	830	837	132	154	45	57
Plan participants’ contributions	—	—	25	28	59	54	—	—
Acquisitions/divestitures, net	—	—	(27)	24	0	0	0	0
Actuarial losses/(gains)	(2,743)	1,895	(240)	520	(71)	(98)	43	(3)
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Direct benefit payments	(124)	(123)	(390)	(384)	(22)	(24)	(31)	(30)
Foreign exchange impact	—	—	(2,012)	4,657	—	—	(86)	18
Amendments/curtailments/settlements/other	—	—	34	(96)	—	—	3	(1)

Benefit obligation at December 31	$47,812	$52,444	$45,770	$49,111	$3,912	$4,184	$705	$732

Change in plan assets
Fair value of plan assets at January 1	$52,694	$51,405	$40,798	$36,020	$18	$26	$70	$71
Actual return on plan assets	(997)	4,749	(610)	2,583	1	0	12	6
Employer contributions	—	—	325	368	335	394	0	0
Acquisitions/divestitures, net	—	—	(22)	(28)	0	0	0	0
Plan participants’ contributions	—	—	25	28	59	54	0	—
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Foreign exchange impact	—	—	(1,754)	3,694	—	—	(10)	(1)
Amendments/curtailments/settlements/other	—	—	(28)	(2)	0	(70)	0	(1)

Fair value of plan assets at December 31	$48,213	$52,694	$36,758	$40,798	$29	$18	$65	$70

Funded status at December 31	$401	$250	$(9,012)	$(8,312)	$(3,882)	$(4,165)	$(640)	$(663)

Accumulated benefit obligation*	$47,812	$52,444	$45,161	$47,974	N/A	N/A	N/A	N/A

*Represents the benefit obligation assuming no future participant compensation increases.

N/A — Not applicable

Changes in plan assets

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation at January 1	$52,444	$52,218	$49,111	$44,981	$4,184	$4,470	$732	$692
Service cost	—	—	413	410	13	14	5	6
Interest cost	1,719	1,913	830	837	132	154	45	57
Plan participants’ contributions	—	—	25	28	59	54	—	—
Acquisitions/divestitures, net	—	—	(27)	24	0	0	0	0
Actuarial losses/(gains)	(2,743)	1,895	(240)	520	(71)	(98)	43	(3)
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Direct benefit payments	(124)	(123)	(390)	(384)	(22)	(24)	(31)	(30)
Foreign exchange impact	—	—	(2,012)	4,657	—	—	(86)	18
Amendments/curtailments/settlements/other	—	—	34	(96)	—	—	3	(1)

Benefit obligation at December 31	$47,812	$52,444	$45,770	$49,111	$3,912	$4,184	$705	$732

Change in plan assets
Fair value of plan assets at January 1	$52,694	$51,405	$40,798	$36,020	$18	$26	$70	$71
Actual return on plan assets	(997)	4,749	(610)	2,583	1	0	12	6
Employer contributions	—	—	325	368	335	394	0	0
Acquisitions/divestitures, net	—	—	(22)	(28)	0	0	0	0
Plan participants’ contributions	—	—	25	28	59	54	0	—
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Foreign exchange impact	—	—	(1,754)	3,694	—	—	(10)	(1)
Amendments/curtailments/settlements/other	—	—	(28)	(2)	0	(70)	0	(1)

Fair value of plan assets at December 31	$48,213	$52,694	$36,758	$40,798	$29	$18	$65	$70

Funded status at December 31	$401	$250	$(9,012)	$(8,312)	$(3,882)	$(4,165)	$(640)	$(663)

Accumulated benefit obligation*	$47,812	$52,444	$45,161	$47,974	N/A	N/A	N/A	N/A

*Represents the benefit obligation assuming no future participant compensation increases.

N/A — Not applicable

Accumulated benefit obligation

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation at January 1	$52,444	$52,218	$49,111	$44,981	$4,184	$4,470	$732	$692
Service cost	—	—	413	410	13	14	5	6
Interest cost	1,719	1,913	830	837	132	154	45	57
Plan participants’ contributions	—	—	25	28	59	54	—	—
Acquisitions/divestitures, net	—	—	(27)	24	0	0	0	0
Actuarial losses/(gains)	(2,743)	1,895	(240)	520	(71)	(98)	43	(3)
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Direct benefit payments	(124)	(123)	(390)	(384)	(22)	(24)	(31)	(30)
Foreign exchange impact	—	—	(2,012)	4,657	—	—	(86)	18
Amendments/curtailments/settlements/other	—	—	34	(96)	—	—	3	(1)

Benefit obligation at December 31	$47,812	$52,444	$45,770	$49,111	$3,912	$4,184	$705	$732

Change in plan assets
Fair value of plan assets at January 1	$52,694	$51,405	$40,798	$36,020	$18	$26	$70	$71
Actual return on plan assets	(997)	4,749	(610)	2,583	1	0	12	6
Employer contributions	—	—	325	368	335	394	0	0
Acquisitions/divestitures, net	—	—	(22)	(28)	0	0	0	0
Plan participants’ contributions	—	—	25	28	59	54	0	—
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Foreign exchange impact	—	—	(1,754)	3,694	—	—	(10)	(1)
Amendments/curtailments/settlements/other	—	—	(28)	(2)	0	(70)	0	(1)

Fair value of plan assets at December 31	$48,213	$52,694	$36,758	$40,798	$29	$18	$65	$70

Funded status at December 31	$401	$250	$(9,012)	$(8,312)	$(3,882)	$(4,165)	$(640)	$(663)

Accumulated benefit obligation*	$47,812	$52,444	$45,161	$47,974	N/A	N/A	N/A	N/A

*Represents the benefit obligation assuming no future participant compensation increases.

N/A — Not applicable

Net funded status

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2018	2017	2018	2017	2018	2017	2018	2017
Prepaid pension assets	$2,069	$2,092	$2,597	$2,551	$0	$0	$0	$0
Current liabilities — compensation and benefits	(120)	(120)	(302)	(323)	(340)	(353)	(36)	(17)
Noncurrent liabilities — retirement and nonpension postretirement benefit obligations	(1,548)	(1,722)	(11,306)	(10,541)	(3,542)	(3,812)	(605)	(646)

Funded status — net	$401	$250	$(9,012)	$(8,312)	$(3,882)	$(4,165)	$(640)	$(663)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Net loss at January 1	$18,045	$19,222	$18,275	$20,544	$486	$605	$145	$154
Current period loss/(gain)	956	159	1,590	(740)	(72)	(99)	33	(2)
Curtailments and settlements	—	—	(11)	(22)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(1,525)	(1,337)	(1,401)	(1,507)	(10)	(20)	(6)	(7)

Net loss at December 31	$17,476	$18,045	$18,452	$18,275	$405	$486	$172	$145

Prior service costs/(credits) at January 1	$74	$90	$(90)	$(188)	$45	$37	$3	$1
Current period prior service costs/(credits)	—	—	181	—	—	—	1	—
Curtailments, settlements and other	—	—	0	1	—	—	0	2
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)	83	97	7	7	0	0

Prior service costs/(credits) at December 31	$57	$74	$172	$(90)	$52	$45	$4	$3

Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	—	0	—	—	0	0

Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0

Total loss recognized in accumulated other comprehensive income/(loss)*	$17,533	$18,119	$18,624	$18,184	$457	$531	$176	$147

*See note L, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost in the next fiscal year

($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$560	$1,261	$2	$11
Prior service costs/(credits)	16	(26)	(2)	0
Transition (assets)/liabilities	—	—	—	—

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2018	2017	2016	2018	2017	2016
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.40%	3.80%	4.00%	1.76%	1.80%	2.40%
Expected long-term returns on plan assets	5.25%	5.75%	7.00%	3.62%	3.77%	5.53%
Rate of compensation increase	N/A	N/A	N/A	2.41%	2.45%	2.40%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	4.10%	3.40%	3.80%	1.85%	1.76%	1.80%
Rate of compensation increase	N/A	N/A	N/A	2.18%	2.41%	2.45%

N/A — Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2018	2017	2016	2018	2017	2016
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.30%	3.60%	3.70%	7.28%	8.26%	7.06%
Expected long-term returns on plan assets	N/A	N/A	N/A	8.91%	10.47%	9.95%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.90%	3.30%	3.60%	7.48%	7.28%	8.26%

N/A — Not applicable

Defined benefit pension plans' asset classes and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2018. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$1,538	$—	$—	$1,538	$2,333	$0	$0	$2,333
Equity mutual funds (2)	65	—	—	65	18	5	—	23
Fixed income
Government and related (3)	—	19,661	—	19,661	20	8,951	2	8,973
Corporate bonds (4)	—	15,849	359	16,208	—	1,865	0	1,865
Mortgage and asset-backed securities	—	635	4	640	—	6	—	6
Fixed income mutual funds (5)	421	—	—	421	11	—	—	11
Insurance contracts	—	—	—	—	—	1,308	—	1,308
Cash and short-term investments (6)	55	1,020	—	1,075	322	431	—	753
Real estate	—	—	—	—	—	—	339	339
Derivatives (7)	3	(1)	—	2	24	606	—	630
Other mutual funds (8)	—	—	—	—	24	—	—	24

Subtotal	2,081	37,164	363	39,608	2,753	13,172	341	16,266

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	8,835	—	—	—	20,525
Other (10)	—	—	—	(230)	—	—	—	(32)

Fair value of plan assets	$2,081	$37,164	$363	$48,213	$2,753	$13,172	$341	$36,758

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million, representing 0.004 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $10 million, representing 0.03 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plan does not include any IBM corporate bonds. Non-U.S. plans include IBM corporate bonds of $3 million representing 0.007 percent of the non-U.S. Plan assets.
(5)	Invests predominantly in fixed income securities.
(6)	Includes cash, cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2017. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$2,215	$0	$—	$2,215	$3,508	$0	$—	$3,508
Equity mutual funds (2)	108	—	—	108	24	—	—	24
Fixed income
Government and related (3)	—	19,762	—	19,762	—	10,103	8	10,111
Corporate bonds (4)	—	17,864	372	18,236	—	2,000	—	2,000
Mortgage and asset-backed securities	—	619	4	623	—	5	—	5
Fixed income mutual funds (5)	338	—	—	338	86	—	—	86
Insurance contracts	—	—	—	—	—	1,366	—	1,366
Cash and short-term investments (6)	100	1,903	—	2,004	221	606	—	827
Real estate	—	—	—	—	—	—	356	356
Derivatives (7)	21	(4)	—	17	20	744	—	764
Other mutual funds (8)	—	—	—	—	60	—	—	60

Subtotal	2,782	40,144	376	43,302	3,918	14,824	365	19,107

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	9,537	—	—	—	21,744
Other (10)	—	—	—	(145)	—	—	—	(52)

Fair value of plan assets	$2,782	$40,144	$376	$52,694	$3,918	$14,824	$365	$40,798

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $14 million, representing 0.03 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $7 million, representing 0.02 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)

The U.S. Plan includes IBM corporate bonds of $1 million, representing 0.002 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.002 percent of the non-U.S. Plan assets.

(5)	Invests in predominantly fixed-income securities.
(6)	Includes cash and cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Reconciliation of the beginning and ending balances of Level 3 assets

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2018 and 2017 for the U.S. Plan.

($ in millions)

		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total
Balance at January 1, 2018	$372	$4	$376
Return on assets held at end of year	(23)	0	(23)
Return on assets sold during the year	0	0	0
Purchases, sales and settlements, net	10	0	10
Transfers, net	—	0	0

Balance at December 31, 2018	$359	$4	$363

($ in millions)

		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total
Balance at January 1, 2017	$101	$5	$106
Return on assets held at end of year	12	0	11
Return on assets sold during the year	1	0	1
Purchases, sales and settlements, net	259	(1)	258

Balance at December 31, 2017	$372	$4	$376

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2018 and 2017 for the non-U.S. Plans.

($ in millions)

	Government and	Private Real
	Related	Estate	Total
Balance at January 1, 2018	$8	$356	$365
Return on assets held at end of year	0	8	8
Return on assets sold during the year	(1)	(2)	(2)
Purchases, sales and settlements, net	(3)	(3)	(6)
Transfers, net	(2)	—	(2)
Foreign exchange impact	0	(21)	(21)

Balance at December 31, 2018	$2	$339	$341

($ in millions)

	Government	Corporate	Private Real
	and Related	Bonds	Estate	Total
Balance at January 1, 2017	$16	$1	$294	$310
Return on assets held at end of year	2	0	24	26
Return on assets sold during the year	(3)	0	(1)	(4)
Purchases, sales and settlements, net	(2)	0	9	7
Transfers, net	(6)	0	—	(6)
Foreign exchange impact	2	0	30	31

Balance at December 31, 2017	$8	$—	$356	$365

Total expected benefit payments

Defined Benefit Pension Plan Expected Payments

($ in millions)

	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2019	$3,521	$122	$1,862	$336	$5,841
2020	3,537	123	1,874	343	5,877
2021	3,529	123	1,876	397	5,924
2022	3,489	122	1,911	414	5,937
2023	3,440	121	1,922	432	5,915
2024—2028	16,237	574	9,514	2,293	28,619

Nonpension Postretirement Benefit Plan Expected Payments

($ in millions)

		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2019	$377	$7	$33	$416
2020	388	7	34	429
2021	397	7	36	440
2022	394	7	37	439
2023	377	7	39	423
2024—2028	1,587	41	218	1,846

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)

	2018		2017
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$30,059	$16,783	$31,416	$18,711
Plans with ABO in excess of plan assets	29,312	16,522	27,751	15,607
Plans with assets in excess of PBO	63,524	68,190	70,139	74,782